Interim Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 52,763	$ 35,784	$ 78,632
Other comprehensive income, net of tax:
Change in net unrealized gains on available-for-sale marketable securities	(663)	0	740
Deferred tax expense	0	0	(611)
Total other comprehensive income	(663)	0	129
Total comprehensive income	$ 52,100	$ 35,784	$ 78,761